Share-Based Payments - Schedule of Number and Weighted-Average Exercise Price of Share Options Allocated and Expected to be Allocated (Details)	1 Months Ended
Jan. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	421,818